Operating Right-of-use asset, net	12 Months Ended
Mar. 31, 2025
Operating Right-of-use Asset Net
Operating Right-of-use asset, net

11.	Operating Right-of-use asset, net

	March 31,	Increase/	Exchange rate	March 31,
	2024	(Decrease)	translation	2025
Office lease - Shenzhen Wan	$—	$199,035	$(1,200)	$197,835
Total right-of-use assets, at cost	—	199,035	(1,200)	197,835
Less: accumulated amortization	—	(97,803)	590	(97,214)
Right-of-use assets, net – Continuing operations	$—	$101,232	$(610)	$100,621
Right-of-use assets, net – Discontinued operations	—	—	—	—
Right-of-use assets, net	$—	$101,232	$(610)	$100,621

The Company recognized lease expense for the operating lease right -of-use assets Shenzhen Wan for a 2 year period over a straight line basis. The Company recognized $97,803 ROU amortization expenses for the year ended March 31, 2025. As of March 31, 2025, the weighted average remaining lease term was 12 months and the weighted average discount rate use to determine lease liabilities was 3.45%.

During the fiscal years ended March 31, 2025 and 2024, the Company’s recognized rental expenses amounted $83,041 and $83,266, respectively, pertaining to short-term leases.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS